Advances for Vessels and Drillships under Construction and Related Costs (Tables)	6 Months Ended
Jun. 30, 2015
Advances for Drillships under Construction and Related Costs [Abstract]
Advances for Drillships under Construction and Related Costs:
June 30, 2015
Balance at December 31, 2014	$623,984
Advances for drillships under construction and related costs	465,649
Drillships delivered	(728,393)
Deconsolidation of Ocean Rig	(361,240)
Balance at June 30, 2015	$-